SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
Effective as of the second quarter of 2022, the company's operations are organized into three operating segments: Reinsurance, PRT and Direct Insurance. These segments are regularly reviewed by the company’s chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assess its performance. Prior to this, operations were attributable to two segments: Reinsurance and PRT. During the second quarter of 2022, the company acquired American National and thus, reporting to the CODM was changed. The periods presented prior to the acquisition of American National reflect the company's operations attributable to two segments.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings ( "Distributable Operating Earnings", or "DOE").
Distributable Operating Earnings is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, net income from our equity accounted investments, mark-to-market on investments and derivatives, breakage and transaction costs, and is inclusive of our proportionate share of adjusted earnings from our investments in associates. DOE allows the CODM to evaluate the company’s segments on the basis of return on invested capital generated by its operations and allows the company to evaluate the performance of its segments.
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Direct Insurance[3]	Total
Net premiums and other policy related revenues	$1,246	$1,560	$1,678	$4,484
Other net investment income, including funds withheld	230	120	717	1,067
Segment revenues	1,476	1,680	2,395	5,551
Proportionate share of equity accounted investment adjusted earnings	47	—	—	47
Benefits paid on insurance contracts, net	(323)	(156)	(1,156)	(1,635)
Changes in insurance reserves, net	(1,152)	(1,488)	(10)	(2,650)
Changes in deferred acquisition costs	160	—	125	285
Interest credited to other policyholder account balances	—	—	(156)	(156)
Other insurance and reinsurance expenses	(125)	—	(413)	(538)
Operating expenses excluding transactions costs	(21)	(15)	(329)	(365)
Interest expense	(23)	—	(41)	(64)
Current income tax (expense) recovery	—	—	(21)	(21)
Segment DOE	39	21	394	454
Interest expense on junior preferred shares				(67)
Depreciation expense				(13)
Income tax expenses				(47)
Transaction costs				(31)
Mark-to-market on investments and derivatives				208
Other corporate activities, net				(63)
Less: Proportionate share of equity accounted investment adjusted earnings				(47)
Add: Income from equity accounted investments				98
Net income				$492

1.Net premiums in our Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in our PRT segment include $2 million of insurance contracts ceded to other counterparties.
3.Net premiums in our Direct Insurance segment include $649 million of insurance contracts ceded to other counterparties.

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Total
Net premiums	$6,190	$1,016	$—	$7,206
Other net investment income, including funds withheld	127	(1)	—	126
Segment revenues	6,317	1,015	—	7,332
Proportionate share of equity accounted investment adjusted earnings	8	—	—	8
Benefits paid on insurance contracts, net	(220)	(72)	—	(292)
Changes in insurance reserves, net	(6,060)	(920)	—	(6,980)
Other reinsurance expenses	(19)	—	—	(19)
Operating expenses excluding transactions costs	(6)	(12)	—	(18)
Interest expense	(7)	—	—	(7)
Segment DOE	13	11	—	24
Income tax expenses				(2)
Transaction costs				(8)
Mark-to-market on investments and derivatives				(59)
Other corporate activities, net				1
Net income				$(44)

FOR THE YEAR ENDED DEC. 31 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Total
Net premiums	$—	$430	$—	$430
Other net investment income, including funds withheld	—	$84	—	84
Segment revenues	—	514	—	514

Benefits paid on insurance contracts, net	—	(38)	—	(38)
Changes in insurance reserves, net	—	(468)	—	(468)
Other corporate expenses	—	(6)	—	(6)
Current income tax expense	—	(1)	—	(1)
Segment DOE	—	1	—	1
Net income				$1
Our Reinsurance business is focused primarily on the reinsurance of annuity-based products and transacts with direct insurers and other reinsurers. All existing reinsurance contracts are with U.S. based insurance companies. Total premium revenues recorded within our Reinsurance segment for the year ended December 31, 2022 were from transactions with two United States ceding companies and represented 27% (2021 - 63%) and 1% (2021 - 22%) of total premium revenues,respectively.
Total premium revenues recorded within our PRT segment for the years ended December 31, 2022, 2021 and 2020 were from Canadian counterparties, with the exception of one PRT transaction closed in late 2022 for $2 million dollars with a U.S. corporate sponsor.
Total premium revenues recorded within our Direct Insurance segment for the year ended December 31, 2022 were from transactions with U.S. retail customers.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS AT DEC.31, 2022 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$9,226	$3,392	$29,671	$1,210	$43,499
Liabilities	7,602	3,091	26,223	5,126	42,042
Equity	$1,624	$301	$3,448	$(3,916)	$1,457

AS AT DEC.31, 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$7,921	$2,473	$—	$1,099	$11,493
Liabilities	6,803	2,269	—	986	10,058
Equity	$1,118	$204	$—	$113	$1,435

AS AT DEC.31, 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$—	$1,440	$—	$—	$1,440
Liabilities	—	1,357	—	—	1,357
Equity	$—	$83	$—	$—	$83
1.Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.
The company's non-current assets by location are as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
United States	$2,020	$1,121	$—
Canada	4	3	2
Bermuda	2	1	—
Cayman Islands	2	1	—
Total non-current assets	$2,028	$1,126	$2